Net Loss Per Share (Details Narrative) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	72,339	23,046